Net Income (Loss) per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Net income and comprehensive income	$ 1,958	$ 20,111
Basic (in thousands) (in shares)	446,616	327,718
Basic (in dollars per share)	$ 0.05	$ 0.01
Dilutive effect of share options on number of ordinary shares	4,137	0
Profit (loss), attributable to ordinary equity holders of parent entity including dilutive effects	$ 20,111	$ 1,958
Diluted (in thousands) (in shares)	450,753	327,718
Diluted (in dollars per share)	$ 0.04	$ 0.01
Share Options
Earnings per share [line items]
Instruments With Potential Future Dilutive Effect Not Included In Calculation Of Diluted Earnings Per Share	183